Quarterly Holdings Report
for
Fidelity® Municipal Income Fund
September 30, 2023
HIY-NPRT3-1123
1.807726.119
Municipal Bonds - 98.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.4%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,616
Black Belt Energy Gas District Bonds Series 2022 E, 5%, tender 6/1/28 (b)	8,020	8,104
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	2,400	2,462
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	3,737
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	17,760	17,939
Southeast Energy Auth. Rev. Bonds:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,421
4% 6/1/30	1,115	1,061
4% 6/1/31	975	914
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	22,001
TOTAL ALABAMA		60,255
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 4.517%, tender 1/1/37 (b)(c)	2,485	2,240
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,382
5% 2/1/31	1,250	1,337
5% 2/1/32	1,250	1,346
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	546
5% 5/1/51	910	546
Series 2019 2, 3.625% 5/20/33	2,749	2,418
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	4,580	4,631
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,175
5% 7/1/31	3,105	3,235
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	205
5% 7/1/48	295	233
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,372
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,140	1,664
6% 1/1/48 (e)	5,260	3,573
Maricopa County Rev.:
Series 2016 A:
5% 1/1/32	8,280	8,508
5% 1/1/33	4,965	5,103
Series 2017 D, 3% 1/1/48	5,970	4,116
Series 2019 E, 3% 1/1/49	3,535	2,385
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	929
5% 7/1/36 (d)	1,450	1,470
5% 7/1/37 (d)	1,075	1,085
Series 2017 B:
5% 7/1/29	2,070	2,163
5% 7/1/33	2,900	3,021
5% 7/1/36	3,310	3,421
5% 7/1/37	2,070	2,129
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,119
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	953
5% 7/1/49	1,125	1,048
5% 7/1/54	1,330	1,223
5% 7/1/59	2,000	1,815
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	7,608
TOTAL ARIZONA		80,999
California - 4.5%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,703
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2021, 5% 10/1/37	7,740	8,272
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	3,057	2,681
Series 2023 A1, 4.375% 9/20/36	8,951	8,164
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,277
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	1,365	1,499
5% 8/1/34	2,535	2,764
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45 (f)	2,695	1,428
Series 2018 A, 5% 3/1/42	195	194
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,363
5% 7/1/36	1,600	1,734
5% 7/1/37	1,000	1,074
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,079
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/30 (Build America Mutual Assurance Insured) (d)	2,000	2,095
5% 7/1/31 (Build America Mutual Assurance Insured) (d)	1,000	1,050
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,356
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,098
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/45 (d)	2,900	2,910
Series 2021 D:
5% 5/15/35 (d)	1,610	1,683
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	90	95
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,574
5% 8/1/26 (d)	1,350	1,386
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/30	3,805	4,145
5% 10/1/31	8,845	9,731
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	2,951
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,642
4% 8/1/30	465	478
4% 8/1/32	2,900	2,977
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,482
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,390
Series 2011, 0% 8/1/46	950	283
Series B:
0% 8/1/37	6,455	3,421
0% 8/1/39	19,705	9,216
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	828
5% 9/1/26	1,050	1,062
5% 9/1/29	2,185	2,211
5% 9/1/31	985	995
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,621
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	9,841
5% 7/1/56 (d)	7,000	6,849
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	1,903
Series 2008 E, 0% 7/1/47 (g)	7,205	4,668
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	992
Series 2019 B, 5% 5/1/49	3,765	3,876
Series 2022 A:
5% 5/1/26 (d)	6,315	6,425
5% 5/1/27 (d)	6,395	6,571
5% 5/1/28 (d)	8,530	8,841
5% 5/1/29 (d)	5,710	5,949
Series 2022 B, 5% 5/1/52	17,310	17,999
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	5,207
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,024
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	3,725	3,767
TOTAL CALIFORNIA		195,144
Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,024
5% 10/1/43	2,600	2,434
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,265
4% 9/1/36	1,075	979
5% 9/1/46	6,045	5,730
Series 2019 A1, 4% 8/1/44	4,395	3,666
Series 2019 A2:
3.25% 8/1/49	4,110	2,759
4% 8/1/49	17,455	14,059
5% 8/1/37	1,000	1,012
5% 8/1/44	6,145	5,975
Series 2020 A, 4% 9/1/50	1,525	1,191
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	965	947
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	2,855	2,914
5% 11/15/27 (d)	2,440	2,514
Series 2018 A:
5% 12/1/34 (d)	4,245	4,452
5% 12/1/36 (d)	4,140	4,180
5% 12/1/37 (d)	8,280	8,313
Series 2022 A:
5% 11/15/33 (d)	1,185	1,248
5% 11/15/36 (d)	10,000	10,357
5.5% 11/15/38 (d)	12,500	13,308
TOTAL COLORADO		89,327
Connecticut - 1.7%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,895	1,921
Series 2020 A:
4% 1/15/34	8,385	8,469
4% 1/15/38	1,000	952
Series 2021 A:
3% 1/15/35	1,000	862
3% 1/15/39	1,475	1,147
3% 1/15/40	1,770	1,346
Series 2021 B:
3% 6/1/38	1,850	1,459
3% 6/1/40	1,740	1,315
4% 1/15/39	3,305	3,124
Series 2022 B, 3% 1/15/40	3,710	2,821
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	425
5% 7/1/27	290	300
5% 7/1/28	525	541
5% 7/1/29	330	340
Series 2016 K, 4% 7/1/46	7,315	5,967
Series 2018 K-3, 5% 7/1/36	895	855
Series 2019 A:
5% 7/1/39 (e)	3,930	3,269
5% 7/1/49 (e)	285	220
Series 2020 A:
4% 7/1/37	2,500	2,289
4% 7/1/38	1,120	1,009
5% 7/1/32	2,000	2,075
5% 7/1/34	3,500	3,636
Series 2020 K, 5% 7/1/44 (e)	1,525	1,306
Series 2021 S, 4% 6/1/51	1,675	1,403
Series 2022 M:
4% 7/1/36	4,000	3,649
4% 7/1/52	2,515	2,037
Series G, 5% 7/1/50 (e)	1,800	1,481
Series K1:
5% 7/1/27	415	414
5% 7/1/29	1,060	1,055
5% 7/1/30	830	824
5% 7/1/31	1,400	1,386
5% 7/1/32	1,000	987
5% 7/1/33	2,500	2,458
5% 7/1/34	620	606
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,705	1,606
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	3,485	3,493
5% 4/1/39 (e)	4,865	4,699
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	917
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/36 (e)	1,390	1,201
TOTAL CONNECTICUT		73,864
District Of Columbia - 1.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. (Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,181
5% 10/1/37	2,125	2,171
5% 10/1/39	2,000	2,030
5% 10/1/44	7,000	7,057
Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,355	4,289
5% 10/1/47	7,150	7,157
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,224
5% 10/1/32 (d)	1,855	1,893
5% 10/1/33 (d)	910	928
5% 10/1/35 (d)	2,070	2,102
5% 10/1/42 (d)	4,140	4,128
Series 2020 A:
5% 10/1/26 (d)	9,015	9,190
5% 10/1/27 (d)	3,125	3,216
5% 10/1/28 (d)	1,560	1,618
TOTAL DISTRICT OF COLUMBIA		49,184
Florida - 6.3%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,468
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	207
5% 10/1/26 (d)	930	944
5% 10/1/27 (d)	830	849
5% 10/1/29 (d)	2,200	2,249
5% 10/1/30 (d)	610	621
5% 10/1/32 (d)	2,900	2,953
5% 10/1/33 (d)	1,080	1,100
5% 10/1/34 (d)	1,055	1,073
5% 10/1/35 (d)	1,240	1,257
5% 10/1/36 (d)	1,655	1,669
5% 10/1/37 (d)	1,865	1,872
5% 10/1/42 (d)	3,520	3,510
5% 10/1/47 (d)	4,965	4,923
Series A:
5% 10/1/28 (d)	2,485	2,507
5% 10/1/30 (d)	2,900	2,920
5% 10/1/31 (d)	2,485	2,497
5% 10/1/32 (d)	2,320	2,328
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	570
Series 2015 A, 5% 7/1/27	830	843
Series 2016, 5% 7/1/32	1,820	1,845
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,028
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,733
5% 7/1/32	10,120	10,268
Series 2016 A, 5% 7/1/33	1,110	1,130
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	2,277
Florida Dept. of Trans. Tpk. Rev. Series 2022 B:
4% 7/1/36	4,155	4,045
4% 7/1/37	4,525	4,313
4% 7/1/38	4,710	4,444
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	5,015	3,378
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	2,050	2,068
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,313
Series 2015 C:
5% 10/1/30	2,705	2,716
5% 10/1/40	1,655	1,585
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,852
5% 10/1/31	1,975	2,015
Series 2015 B:
5% 10/1/28	830	845
5% 10/1/30	1,490	1,519
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	827
Series 2016:
5% 10/1/26 (d)	1,405	1,426
5% 10/1/27 (d)	830	849
Series 2017 A:
5% 10/1/25 (d)	275	278
5% 10/1/25 (Escrowed to Maturity) (d)	555	561
5% 10/1/27 (d)	385	394
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,308
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,574
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	2,760
5% 10/1/34 (d)	4,965	5,050
5% 10/1/37 (d)	5,175	5,194
Halifax Hosp. Med. Ctr. Rev. Series 2015, 5% 6/1/24	230	231
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,341
4% 10/1/38	1,090	1,028
Miami-Dade County Aviation Rev.:
Series 2014 A, 5% 10/1/28 (d)	4,140	4,136
Series 2015 A:
5% 10/1/29 (d)	1,310	1,319
5% 10/1/31 (d)	1,100	1,105
5% 10/1/35 (d)	4,555	4,547
Series 2016 A:
5% 10/1/29	1,200	1,231
5% 10/1/31	1,450	1,485
Series 2017 B, 5% 10/1/40 (d)	10,760	10,660
Series 2019 A, 5% 10/1/49 (d)	11,860	11,626
Miami-Dade County Expressway Auth.:
Series 2014 B, 5% 7/1/28	830	835
Series 2016 A:
5% 7/1/32	3,560	3,612
5% 7/1/33	3,020	3,064
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	3,375	3,413
Series 2016 A, 5% 5/1/30	6,225	6,378
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,795
Series 2021:
5% 10/1/31	1,250	1,363
5% 10/1/32	645	703
Orange County Health Facilities Auth. Series 2016 A:
5% 10/1/39	2,200	2,183
5% 10/1/44	1,605	1,574
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	1,140	1,146
5% 10/1/27 (d)	830	843
5% 10/1/29 (d)	860	874
5% 10/1/30 (d)	1,530	1,552
5% 10/1/31 (d)	1,075	1,090
5% 10/1/32 (d)	1,655	1,678
5% 10/1/33 (d)	3,555	3,605
5% 10/1/34 (d)	3,730	3,779
5% 10/1/35 (d)	3,930	3,971
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	9,880	8,667
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	5,695	4,062
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	3,968
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	401
5% 7/1/39	810	766
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	4,253
5% 10/1/32	5,190	5,312
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	1,993
5% 8/15/26	2,815	2,884
5% 8/15/27	1,865	1,933
5% 8/15/28	1,240	1,285
5% 8/15/30	2,685	2,750
5% 8/15/31	2,590	2,648
5% 8/15/32	1,930	1,969
5% 8/15/34	5,360	5,454
5% 8/15/35	3,555	3,600
5% 8/15/42	5,465	5,428
5% 8/15/47	8,115	7,917
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	848
Series 2015 A, 5% 12/1/40	1,820	1,706
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	911
5% 10/15/49	1,705	1,695
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	846
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,210
TOTAL FLORIDA		273,628
Georgia - 4.6%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E, 5% 7/1/39 (d)	3,230	3,300
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	1,895
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	4,320	2,569
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,171
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,314
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	13,420	9,171
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33	6,885	7,672
5% 7/1/34	14,350	15,962
5% 7/1/35	24,240	26,792
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,463
5% 8/1/39	1,705	1,510
5% 8/1/43	2,275	1,968
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,301
4% 7/1/36	4,500	4,101
4% 7/1/43	6,160	5,299
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	24,340
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	22,373
Series 2023 C, 5%, tender 9/1/30 (b)	23,910	24,159
Series 2023 D, 5%, tender 12/1/30 (b)	35,455	35,124
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,033
Series 2019 A, 5% 6/1/29	800	832
TOTAL GEORGIA		199,349
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	1,055	1,083
5% 7/1/30 (d)	1,240	1,270
5% 7/1/31 (d)	1,215	1,244
5% 7/1/32 (d)	1,240	1,269
5% 7/1/33 (d)	1,265	1,295
Series 2022 A, 5% 7/1/42 (d)	9,480	9,544
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	712
TOTAL HAWAII		16,417
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	440	429
Illinois - 16.7%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,023
Series 2015 C, 5.25% 12/1/39	1,405	1,333
Series 2016 B, 6.5% 12/1/46	660	677
Series 2017 A, 7% 12/1/46 (e)	2,320	2,436
Series 2017 C:
5% 12/1/24	4,770	4,796
5% 12/1/25	2,725	2,754
5% 12/1/26	800	811
5% 12/1/30	2,105	2,116
5% 12/1/34	1,245	1,247
Series 2017 D:
5% 12/1/23	2,460	2,464
5% 12/1/24	1,030	1,036
5% 12/1/31	3,565	3,583
Series 2017 H, 5% 12/1/36	95	93
Series 2018 A:
5% 12/1/25	830	839
5% 12/1/26	830	841
5% 12/1/28	3,915	3,975
5% 12/1/30	1,655	1,670
5% 12/1/32	950	955
5% 12/1/34	1,140	1,142
5% 12/1/35	830	824
Series 2018 C, 5% 12/1/46	3,250	2,940
Series 2019 A:
4% 12/1/27	5,000	4,852
5% 12/1/27	1,625	1,646
5% 12/1/28	2,910	2,955
5% 12/1/28	2,000	2,031
5% 12/1/33	1,300	1,308
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,038
Series 2020 A:
5% 1/1/27	430	439
5% 1/1/29	3,175	3,276
5% 1/1/30	3,555	3,679
5% 1/1/31	3,760	3,865
Series 2021 A, 5% 1/1/32	5,335	5,486
Series 2023 A:
5.25% 1/1/38	11,380	11,524
5.5% 1/1/39	12,000	12,323
5.5% 1/1/40	6,750	6,907
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/28 (d)	9,150	9,126
5% 1/1/33 (d)	4,450	4,426
5% 1/1/34 (d)	2,150	2,138
Series 2016 A, 5% 1/1/28 (d)	1,655	1,665
Series 2016 B:
4% 1/1/35	1,305	1,257
5% 1/1/36	1,655	1,676
5% 1/1/37	2,235	2,256
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (d)	5,000	5,015
Series 2015 C, 5% 1/1/46 (d)	1,985	1,941
Series 2016 B, 5% 1/1/34	5,050	5,135
Series 2016 C:
5% 1/1/33	2,255	2,296
5% 1/1/34	2,610	2,654
Series 2016 G:
5% 1/1/37 (d)	1,655	1,665
5% 1/1/42 (d)	1,655	1,627
5.25% 1/1/29 (d)	290	298
5.25% 1/1/31 (d)	330	337
Series 2017 A, 5% 1/1/31	2,925	3,017
Series 2017 B:
5% 1/1/35	1,740	1,780
5% 1/1/37	7,080	7,197
Series 2017 C:
5% 1/1/30	495	511
5% 1/1/31	495	511
5% 1/1/32	540	556
Series 2017 D:
5% 1/1/28 (d)	2,475	2,518
5% 1/1/29 (d)	2,070	2,108
5% 1/1/32 (d)	2,235	2,269
5% 1/1/34 (d)	3,360	3,410
5% 1/1/35 (d)	2,485	2,518
5% 1/1/36 (d)	3,090	3,122
5% 1/1/37 (d)	1,655	1,665
Series 2018 A:
5% 1/1/48 (d)	2,215	2,196
5% 1/1/53 (d)	3,790	3,751
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,098
5% 7/1/48 (d)	9,030	8,215
Chicago Transit Auth. Series 2017, 5% 12/1/46	3,395	3,380
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	255	257
5% 6/1/26	205	209
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/26	4,420	4,544
5% 11/15/27	2,320	2,389
5% 11/15/28	3,020	3,109
5% 11/15/29	3,760	3,871
5% 11/15/30	4,140	4,262
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2021 A, 2% 1/1/39	4,200	2,756
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	10,870	6,998
3% 5/15/50 (Build America Mutual Assurance Insured)	5,040	3,265
3.25% 8/15/49	8,905	5,998
Series 2020, 5% 7/1/36	5,850	6,258
Series 2022 A, 5% 8/15/47	3,500	3,471
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,106
5% 8/1/30	760	770
5% 8/1/32	1,015	1,026
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	792
5% 10/1/29	830	853
5% 10/1/30	830	852
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	21,276
5% 5/15/43	34,525	32,249
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	897
4% 2/15/33	225	217
5% 2/15/29	5,110	5,265
5% 2/15/36	1,535	1,567
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	768
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	417
Series 2013:
5% 11/15/28	2,380	2,380
5% 11/15/29	1,160	1,160
Series 2015 A, 5% 11/15/35	1,985	1,996
Series 2015 C:
4.125% 8/15/37	735	644
5% 8/15/35	6,175	6,096
5% 8/15/44	30,175	28,427
Series 2016 A:
5% 2/15/29	4,255	4,348
5% 2/15/30	4,490	4,596
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	610
5% 2/15/31	3,620	3,708
5% 2/15/32	3,520	3,606
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	433
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,736
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	513
Series 2016 B:
5% 8/15/31	6,095	6,258
5% 8/15/32	5,000	5,120
5% 8/15/34	6,220	6,361
5% 8/15/36	8,680	8,805
Series 2016 C:
3.75% 2/15/34	1,215	1,149
4% 2/15/36	5,160	4,914
4% 2/15/41	20,725	18,276
5% 2/15/31	12,595	12,951
5% 2/15/32	3,660	3,763
5% 2/15/34	2,920	2,996
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	30
5% 5/15/29	1,040	1,057
5% 12/1/29	1,420	1,443
5% 5/15/30	2,200	2,232
5% 12/1/33	835	845
5% 12/1/46	11,065	10,259
Series 2017 A, 5% 8/1/42	730	691
Series 2017:
5% 1/1/29	2,775	2,891
5% 7/1/34	4,640	4,814
5% 7/1/35	3,900	4,045
Series 2019:
4% 9/1/37	600	479
4% 9/1/41	1,000	744
5% 9/1/36	1,000	914
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	3,005	3,008
5% 2/1/26	2,270	2,271
5% 4/1/28	1,895	1,896
5% 5/1/28	1,780	1,782
5.25% 2/1/31	360	360
Series 2016:
5% 6/1/26	995	1,017
5% 2/1/27	5,585	5,740
Series 2018 A, 5% 10/1/28	230	239
Series 2020, 5.75% 5/1/45	3,865	4,029
Series 2021 A:
5% 3/1/32	2,750	2,887
5% 3/1/33	1,500	1,568
5% 3/1/34	2,220	2,302
5% 3/1/35	5,450	5,635
5% 3/1/36	4,500	4,623
5% 3/1/37	5,500	5,613
5% 3/1/46	7,635	7,536
Series 2022 A:
5% 3/1/29	4,600	4,801
5% 3/1/32	4,490	4,738
5% 3/1/33	6,690	7,027
5% 3/1/34	5,110	5,337
Series 2022 B, 5% 10/1/34	16,015	16,704
Series 2023 B:
5% 5/1/29	11,295	11,803
5% 5/1/35	8,085	8,387
5% 5/1/36	3,550	3,652
5% 5/1/37	1,770	1,806
5.25% 5/1/41	4,360	4,438
5.25% 5/1/43	320	324
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	5,955	5,001
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,412
Illinois Sales Tax Rev. Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	4,230	3,683
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2016 A, 5% 12/1/31	5,825	5,902
Series 2019 A, 5% 1/1/44	1,260	1,279
Series A:
5% 1/1/36	1,000	1,078
5% 1/1/38	350	365
5% 1/1/40	2,390	2,470
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	5,890
5% 2/1/35	4,140	4,196
5% 2/1/36	7,120	7,187
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,000	680
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,445
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	15,183
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	8,138
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	866
Series 2012 B, 0% 12/15/51	10,845	2,207
Series 1996 A, 0% 6/15/24	2,535	2,453
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	977
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	7,020
Series 2017 B:
5% 12/15/25	830	836
5% 12/15/26	2,755	2,793
5% 12/15/27	295	301
5% 12/15/31	560	572
5% 12/15/34	330	336
Series 2022 A:
4% 12/15/42	7,330	6,331
4% 12/15/47	560	462
4% 6/15/52	2,000	1,602
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,419
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,334
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,026
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,311
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	4,345	4,472
5% 6/1/28 (Pre-Refunded to 6/1/26 @ 100)	2,275	2,342
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32 (h)	7,305	7,734
Schaumburg Village Gen. Oblig. Series 2023:
4% 12/1/30	2,235	2,220
4% 12/1/31	2,350	2,327
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	3,425	3,570
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	5,095	4,454
TOTAL ILLINOIS		720,347
Indiana - 0.9%
Indiana Fin. Auth. Rev. Series 2016:
5% 9/1/26	1,075	1,104
5% 9/1/28	2,535	2,611
5% 9/1/29	1,240	1,275
5% 9/1/30	1,160	1,192
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	2,045	1,615
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,153
Series 2016:
4% 1/1/32 (d)	830	804
4% 1/1/33 (d)	830	794
4% 1/1/34 (d)	1,010	961
4% 1/1/35 (d)	2,300	2,168
5% 1/1/26 (d)	875	884
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,047
5% 7/1/35	1,960	2,059
5% 7/1/36	2,130	2,224
5% 7/1/37	1,970	2,045
5% 7/1/38	2,345	2,425
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	226
4% 4/1/46	6,035	4,812
5% 4/1/43	460	453
Series 2020:
4% 4/1/38	1,510	1,311
5% 4/1/32	1,805	1,868
TOTAL INDIANA		37,031
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	2,000	1,173
Series A:
5% 5/15/43	1,145	883
5% 5/15/48	1,885	1,388
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	1,869
5% 12/1/27 (d)	1,965	1,996
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	3,285	3,036
TOTAL IOWA		10,345
Kentucky - 1.0%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	2,545	1,838
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,337
5% 1/1/31	1,240	1,263
5% 1/1/32	1,240	1,263
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,025
5% 8/1/44	1,000	972
Series 2019 A2, 5% 8/1/44	2,995	2,912
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	853
5% 5/1/29	4,510	4,719
5% 5/1/32	1,185	1,232
5% 5/1/33	915	954
5% 5/1/34	1,045	1,093
5% 5/1/35	615	641
5% 5/1/36	520	539
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (b)	10,000	9,806
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,720
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,078
Series 2020 A:
3% 10/1/43	8,190	5,571
5% 10/1/37	2,405	2,423
5% 10/1/38	2,300	2,307
TOTAL KENTUCKY		44,546
Louisiana - 0.8%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	10,583
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	1,550	1,618
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	1,855
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/28	1,655	1,708
5% 12/15/29	1,175	1,211
5% 12/15/30	2,320	2,389
Series 2018 E:
5% 7/1/37	1,615	1,656
5% 7/1/38	1,260	1,285
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	4,295	4,314
5% 1/1/31 (d)	2,070	2,076
Series 2017 B:
5% 1/1/27 (d)	330	335
5% 1/1/28 (d)	205	209
5% 1/1/32 (d)	330	335
5% 1/1/33 (d)	580	589
5% 1/1/34 (d)	180	183
5% 1/1/35 (d)	330	334
Series 2017 D2:
5% 1/1/27 (d)	415	422
5% 1/1/28 (d)	595	605
5% 1/1/31 (d)	530	538
5% 1/1/33 (d)	850	863
5% 1/1/34 (d)	1,020	1,035
5% 1/1/36 (d)	775	783
5% 1/1/37 (d)	1,275	1,283
TOTAL LOUISIANA		36,209
Maine - 0.9%
Brunswick Series 2020, 2.5% 11/1/39	720	511
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,537
4% 7/1/46	3,180	2,373
5% 7/1/41	8,620	7,593
5% 7/1/46	22,975	19,030
Series 2017 B:
4% 7/1/25	375	373
4% 7/1/31	580	563
4% 7/1/32	415	400
4% 7/1/34	835	797
5% 7/1/26	270	276
5% 7/1/28	420	433
5% 7/1/29	330	339
5% 7/1/33	830	852
5% 7/1/35	630	645
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	886
5% 7/1/36	2,150	2,177
5% 7/1/38	555	561
TOTAL MAINE		39,346
Maryland - 1.6%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	3,625	3,059
Series 2021, 3% 10/1/37	1,970	1,611
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/36	1,015	1,105
5% 10/15/38	2,935	3,146
5% 10/15/39	3,085	3,291
5% 10/15/42	3,315	3,491
City of Westminster Series 2016:
5% 11/1/27	2,150	2,184
5% 11/1/28	2,275	2,313
5% 11/1/29	2,410	2,451
5% 11/1/30	2,555	2,594
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,960	1,915
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/25	1,000	1,028
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,054
5% 6/1/35	1,655	1,678
Maryland Gen. Oblig. Series 2022 A, 5% 6/1/35	10,210	11,227
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	6,445	4,171
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	1,430	1,192
5% 7/1/35	575	579
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	1,280	1,117
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/51	4,000	4,109
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	9,900	10,354
Series 2021 A:
5% 7/15/41	1,250	1,303
5% 7/15/46	2,000	2,049
TOTAL MARYLAND		67,021
Massachusetts - 4.0%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,454
5% 7/1/33	2,500	2,745
5% 7/1/34	1,260	1,377
5% 7/1/35	3,180	3,455
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,900	6,080
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,300
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,352
5% 7/1/34	3,500	3,647
Series 2017, 4% 7/1/41	8,280	7,585
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	679
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	835
5% 10/1/28	875	881
5% 10/1/29	920	925
5% 10/1/31	1,015	1,019
5% 10/1/32	1,065	1,068
Series 2016 I, 5% 7/1/41	1,925	1,848
Series 2016:
5% 10/1/29	830	850
5% 10/1/30	1,240	1,268
5% 7/1/31	1,385	1,405
5% 10/1/31	1,340	1,370
5% 10/1/43	8,995	8,516
Series 2017:
5% 7/1/34	1,325	1,335
5% 7/1/35	1,000	1,005
Series 2019, 5% 9/1/59	12,760	12,938
Series 2020 A, 4% 7/1/45	12,200	9,702
Series 2022, 5% 10/1/37	1,720	1,848
Series M:
4% 10/1/50	12,425	9,308
5% 10/1/45	9,360	8,483
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,014
5% 7/1/28 (d)	1,915	1,944
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	4,175	4,254
Series 2020 D, 5% 7/1/48	5,670	5,832
Series 2022 C, 5.25% 10/1/47	30,000	31,874
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,799
5% 7/1/34	895	925
5% 7/1/38	1,300	1,328
Series 2016 B, 5% 7/1/43 (d)	7,110	7,092
Series 2021 E:
5% 7/1/38 (d)	2,875	2,926
5% 7/1/39 (d)	4,480	4,543
5% 7/1/40 (d)	2,835	2,865
5% 7/1/51 (d)	10,000	9,888
TOTAL MASSACHUSETTS		173,562
Michigan - 2.0%
Detroit Downtown Dev. Auth. Tax Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,001
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,382
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,418
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	2,780	1,728
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,047
5% 7/1/48	8,725	8,740
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	1,982
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	10
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,039
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	184
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,620
Series 2019 A:
3% 12/1/49	3,935	2,662
5% 11/15/48	2,105	2,039
Series 2020 A, 4% 6/1/49	2,545	2,173
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,149
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	137
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,680	1,614
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	4,870	2,959
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	8,550
5% 3/1/50	13,450	13,267
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,420
5% 11/1/31	2,090	2,133
5% 11/1/36	205	208
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,165	1,201
Wayne County Arpt. Auth. Rev.:
Series 2015 G, 5% 12/1/28 (d)	4,555	4,589
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,215
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,003
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	968
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	993
5% 12/1/31	310	321
5% 12/1/32	315	326
5% 12/1/34	580	599
5% 12/1/35	540	554
5% 12/1/37	355	361
Series 2017 B:
5% 12/1/29 (d)	495	506
5% 12/1/30 (d)	580	591
5% 12/1/31 (d)	660	673
5% 12/1/32 (d)	420	428
5% 12/1/32 (d)	540	549
5% 12/1/34 (d)	495	503
5% 12/1/35 (d)	540	547
5% 12/1/37 (d)	705	707
5% 12/1/42 (d)	830	828
Series 2018 D, 5% 12/1/29 (d)	3,645	3,747
TOTAL MICHIGAN		86,671
Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	5,747
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,362
Series 2017, 5% 5/1/25	660	664
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	632
5% 10/1/45	1,370	1,279
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53	1,045	1,086
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	18,275	17,764
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/30 (d)	3,800	3,894
5% 11/1/31 (d)	4,200	4,301
5% 11/1/32 (d)	4,400	4,509
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	765	767
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,670	3,587
TOTAL MINNESOTA		46,592
Mississippi - 0.3%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	15,100	11,206
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	581
5% 3/1/31	870	871
5% 3/1/36	1,725	1,706
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,092
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	795
3.25% 2/1/28	830	794
5% 2/1/29	1,025	1,036
5% 2/1/31	2,150	2,172
5% 2/1/33	2,375	2,396
5% 2/1/36	2,235	2,253
Series 2019 A:
4% 10/1/48	2,850	2,500
5% 10/1/46	5,575	5,674
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	3,030	2,868
Series 2019, 4% 5/1/50	545	532
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,522
5% 7/1/34	1,750	1,845
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	819
Series 2018 A:
5.125% 9/1/48	3,325	2,775
5.125% 9/1/49	2,665	2,209
TOTAL MISSOURI		35,440
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	280	278
Series 2019 B, 4% 6/1/50	325	316
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	4,010	2,580
TOTAL MONTANA		3,174
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds (Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	15,135	15,311
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	809
5% 7/1/36	570	581
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	1,795	1,137
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,405	1,362
Series 2019 E, 3.75% 9/1/49 (d)	1,450	1,408
Series 2020 A, 3.5% 9/1/50	1,330	1,275
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,069
5% 1/1/40	935	942
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	185	187
5% 12/15/25 (Escrowed to Maturity) (d)	145	148
5% 12/15/26 (d)	660	674
5% 12/15/26 (Escrowed to Maturity) (d)	530	548
5% 12/15/27 (d)	455	464
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (d)	375	388
5% 12/15/30 (d)	685	696
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (d)	555	574
5% 12/15/31 (d)	360	366
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (d)	290	300
5% 12/15/33 (d)	365	371
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (d)	295	305
5% 12/15/35 (d)	910	920
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (d)	745	770
5% 12/15/36 (d)	230	231
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (d)	190	196
TOTAL NEBRASKA		32,032
Nevada - 0.2%
Clark County School District Series 2020 B, 3% 6/15/39	3,710	2,819
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	905	884
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	935
5% 7/1/45	2,605	2,377
TOTAL NEVADA		7,015
New Hampshire - 2.0%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	3,445	2,285
Nat'l. Fin. Auth. Rev. (Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	1,480	1,394
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	5,806	5,400
Series 2023 2A, 3.875% 1/20/38	10,576	9,109
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	920
5% 8/1/29	855	878
5% 8/1/30	850	873
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,419
Series 2017:
5% 7/1/30	2,125	2,219
5% 7/1/31	4,750	4,959
5% 7/1/32	3,185	3,325
5% 7/1/33	2,900	3,027
5% 7/1/34	4,415	4,600
5% 7/1/35	4,635	4,815
5% 7/1/36	4,870	5,031
5% 7/1/37	4,290	4,403
Series 2017, 5% 7/1/44	1,590	1,348
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,112
5% 7/1/24	830	830
5% 7/1/25	980	980
5% 7/1/27	415	415
Series 2016:
4% 10/1/38	2,010	1,741
5% 10/1/24	1,755	1,765
5% 10/1/25	1,740	1,764
5% 10/1/29	5,525	5,572
5% 10/1/31	4,315	4,328
5% 10/1/33	3,355	3,356
5% 10/1/38	6,185	5,849
TOTAL NEW HAMPSHIRE		86,717
New Jersey - 5.2%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	885
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,155
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,055
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,097
Lyndhurst Township N J School District Series 2020, 2% 9/1/34	1,000	755
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,000	681
Series 2015, 5.25% 6/15/27	6,525	6,623
Series A, 5% 11/1/40	8,915	9,091
Series QQQ, 4% 6/15/46	8,255	7,266
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	910	619
Series LLL, 5% 6/15/44	2,680	2,712
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,763
5% 7/1/32	1,985	2,011
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,685	3,931
Series 2021:
2% 6/1/30	3,745	3,129
2% 6/1/32	3,155	2,482
2% 6/1/36	1,775	1,248
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/26 (Escrowed to Maturity)	275	283
5% 7/1/27	620	638
5% 7/1/28	300	309
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	598
5% 7/1/30	830	854
Series 2016:
4% 7/1/48	2,400	1,902
5% 7/1/41	2,865	2,694
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	830	838
Series 2018 B:
5% 12/1/25 (d)	3,495	3,524
5% 12/1/26 (d)	1,035	1,045
Series 2023 A:
5% 12/1/31 (d)	2,475	2,526
5% 12/1/32 (d)	2,475	2,531
5% 12/1/33 (d)	2,400	2,467
Series 2023 B:
5% 12/1/30 (d)	3,420	3,495
5% 12/1/31 (d)	4,610	4,706
5% 12/1/32 (d)	11,000	11,250
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	1,590	1,478
New Jersey Tpk. Auth. Tpk. Rev. Series 2022 B:
4.25% 1/1/43	1,680	1,622
4.5% 1/1/48	20,000	19,236
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	21,921
Series 2006 C:
0% 12/15/30 (FGIC Insured)	1,200	875
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	4,125	2,620
0% 12/15/34	1,220	738
Series 2008 A, 0% 12/15/38	1,500	695
Series 2010 A, 0% 12/15/27	9,485	7,946
Series 2014 BB2:
5% 6/15/32	5,810	6,193
5% 6/15/33	1,635	1,739
5% 6/15/34	1,060	1,124
Series 2016 A:
5% 6/15/27	2,250	2,291
5% 6/15/29	1,865	1,902
Series 2019 BB, 4% 6/15/50	2,625	2,222
Series 2021 A, 5% 6/15/33	2,980	3,170
Series 2022 A:
4% 6/15/39	5,030	4,655
4% 6/15/40	5,410	4,961
4% 6/15/42	7,290	6,610
Series 2022 AA:
5% 6/15/32	8,500	9,121
5% 6/15/34	7,460	7,958
5% 6/15/36	2,215	2,335
5% 6/15/37	4,235	4,436
Series A, 5% 12/15/33	680	716
Series AA:
4% 6/15/35	1,500	1,465
4% 6/15/40	1,680	1,541
4% 6/15/45	7,950	7,048
4% 6/15/50	4,865	4,228
5% 6/15/35	490	516
5% 6/15/39	3,000	3,088
Series BB, 5% 6/15/50	1,885	1,889
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 4.625% 11/1/47	3,500	3,216
TOTAL NEW JERSEY		226,718
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,270	1,231
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	252
5% 5/15/39	205	175
5% 5/15/44	215	174
5% 5/15/49	425	330
TOTAL NEW MEXICO		2,162
New York - 7.3%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,031
4% 7/1/34	1,035	1,028
Series 2017:
5% 12/1/23 (e)	1,200	1,198
5% 12/1/24 (e)	1,100	1,090
5% 12/1/25 (e)	1,200	1,180
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	3,310	2,097
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	25,709
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,336
New York City Gen. Oblig. Series 2016 E, 5% 8/1/28	3,645	3,740
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,930	1,293
Series 2021 F1, 2.4% 11/1/46	2,680	1,639
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	11,578
Series GG 1, 5% 6/15/48	3,500	3,561
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	1,465	1,486
New York City Transitional Fin. Auth. Rev. Series 2024 A1, 5% 5/1/42	4,870	5,029
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37	785	771
5% 7/15/42	2,210	2,081
5% 7/15/50	5,710	5,163
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	26,245	27,364
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,013
Series 2015 A1, 5% 11/15/45	6,170	5,961
Series 2020 D:
4% 11/15/46	39,325	33,026
4% 11/15/47	2,710	2,259
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	7,555	5,114
Series 2021 E:
3% 3/15/50	3,275	2,199
4% 3/15/45	13,955	12,515
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	610	585
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,049
Series 2020 C, 5% 3/15/47	15,000	15,227
Series 2020 E:
3% 3/15/50	4,230	2,865
4% 3/15/44	28,000	24,966
4% 3/15/45	22,500	19,943
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,465
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	2,755	2,845
5% 12/1/33 (d)	4,270	4,406
5% 12/1/34 (d)	4,665	4,799
5% 12/1/35 (d)	2,330	2,379
5% 12/1/36 (d)	1,590	1,607
5% 12/1/37 (d)	4,240	4,246
5% 12/1/38 (d)	10,300	10,275
5% 12/1/39 (d)	7,875	7,832
5% 12/1/40 (d)	6,665	6,587
5% 12/1/41 (d)	6,060	5,951
5% 12/1/42 (d)	3,030	2,952
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	5,419
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,651
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,142
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,574
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	790
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	750	654
5.375% 11/1/54 (e)	1,150	877
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,172
TOTAL NEW YORK		313,719
New York And New Jersey - 0.2%
Port Auth. of New York & New Jersey:
Series 194, 5.25% 10/15/55	3,915	3,951
Series 2023 238:
5% 7/15/38 (d)	2,085	2,156
5% 7/15/39 (d)	1,275	1,313
5% 7/15/40 (d)	1,120	1,148
TOTAL NEW YORK AND NEW JERSEY		8,568
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,108
5% 6/1/46	2,120	2,170
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,322
5% 7/1/33	1,040	1,084
5% 7/1/37	2,910	2,993
Series 2017 B:
5% 7/1/25 (d)	85	86
5% 7/1/26 (d)	85	86
5% 7/1/27 (d)	160	164
5% 7/1/28 (d)	135	138
5% 7/1/29 (d)	195	199
5% 7/1/30 (d)	210	214
5% 7/1/31 (d)	395	403
5% 7/1/32 (d)	420	428
5% 7/1/33 (d)	440	448
5% 7/1/34 (d)	460	468
5% 7/1/35 (d)	315	320
5% 7/1/36 (d)	255	258
5% 7/1/37 (d)	300	302
5% 7/1/42 (d)	975	973
Series 2017 C, 4% 7/1/32	1,190	1,178
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	275	290
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	5,490	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2020 A, 3% 7/1/45	2,590	1,804
Series 2021 A:
4% 3/1/41	1,050	776
4% 3/1/51	2,075	1,352
TOTAL NORTH CAROLINA		25,564
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	5,480	3,282
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	6,976
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,516
5% 8/1/26	1,645	1,689
5% 8/1/27	2,060	2,138
5% 8/1/28	2,060	2,148
5% 8/1/29	4,130	4,303
5% 8/1/30	3,520	3,671
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2:
3% 6/1/48	3,870	2,694
4% 6/1/48	1,265	1,069
5% 6/1/30	2,000	2,117
5% 6/1/32	1,665	1,757
5% 6/1/33	2,000	2,107
5% 6/1/34	420	442
Series 2020 B2, 5% 6/1/55	9,415	8,110
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,794
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	2,887
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	470	406
5% 12/1/46	4,700	4,736
5% 12/1/51	6,900	6,922
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,856
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	3,685	3,438
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	420	415
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	2,525	2,675
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	843
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	4,930	5,410
5% 2/15/38	1,155	1,230
5% 2/15/39	240	254
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,833
5% 2/15/34	370	371
Series 2019, 5% 2/15/29	3,125	3,177
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,764
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,550	1,506
6% 12/1/29	1,645	1,594
6% 12/1/30	1,750	1,687
6% 12/1/31	1,850	1,774
TOTAL OHIO		91,109
Oklahoma - 0.2%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,071
5% 10/1/29	1,160	1,182
5% 10/1/36	830	843
5% 10/1/39	1,655	1,677
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,701
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	465	493
TOTAL OKLAHOMA		6,967
Oregon - 1.0%
Lake Oswego Ore Series 2019 A:
2.7% 6/1/37	1,850	1,415
2.75% 6/1/38	1,960	1,468
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/36	1,525	1,273
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,905	1,829
Series 2019 A, 4% 7/1/50	5,080	4,972
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	2,982
Series 2022 28:
5% 7/1/41 (d)	12,420	12,522
5% 7/1/52 (d)	10,500	10,393
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	5,975	3,971
Series 2016 A, 4% 5/15/41	1,680	1,449
TOTAL OREGON		42,274
Pennsylvania - 8.1%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,311
4% 1/1/39 (d)	3,075	2,735
4% 1/1/40 (d)	10,000	8,812
4% 1/1/41 (d)	10,000	8,734
5% 1/1/29 (d)	4,185	4,308
5% 1/1/30 (d)	4,000	4,133
5% 1/1/31 (d)	3,000	3,113
5% 1/1/32 (d)	4,000	4,150
5% 1/1/51 (d)	20,480	20,074
5% 1/1/56 (d)	12,420	12,115
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,300	1,017
4% 12/1/41	2,450	1,598
4.25% 12/1/50	2,730	1,643
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/32	495	472
5% 7/1/33	1,150	1,091
5% 7/1/40	3,100	2,706
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	868
5% 7/15/29	1,290	1,355
5% 7/15/32	830	868
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	902
5% 6/1/29	970	986
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	2,920
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	980	814
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	225	232
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	1,932
4% 7/15/35	2,135	1,973
4% 7/15/37	4,140	3,660
5% 7/15/25	330	332
5% 7/15/26	1,035	1,049
5% 7/15/27	1,745	1,778
5% 7/15/28	1,285	1,314
5% 7/15/29	1,385	1,411
5% 7/15/30	1,815	1,847
5% 7/15/31	1,240	1,260
5% 7/15/32	1,305	1,327
5% 7/15/34	1,405	1,431
5% 7/15/36	4,150	4,193
5% 7/15/38	4,990	4,916
5% 7/15/43	5,795	5,623
Series 2020, 4% 7/15/45	2,900	2,406
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,502
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,153
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	845
5% 7/1/27	830	847
5% 7/1/28	830	846
5% 7/1/34	3,045	3,065
5% 7/1/36	1,655	1,659
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/23	325	325
5% 10/1/24	965	958
5% 10/1/25	865	851
5% 10/1/27	415	406
Series 2016 A:
5% 10/1/28	1,255	1,221
5% 10/1/29	2,150	2,081
5% 10/1/31	3,790	3,637
5% 10/1/36	6,790	6,189
5% 10/1/40	4,700	4,049
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	621
Series 2018 A, 4% 8/15/48	10,545	8,321
Series 2016 A, 5% 8/15/46	24,835	23,126
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2, 5% 7/1/38	1,625	1,590
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	2,929
Series 2017:
5% 5/1/35	1,025	1,047
5% 5/1/37	1,295	1,310
5% 5/1/41	5,860	5,838
Series 2016:
5% 5/1/28	415	424
5% 5/1/32	1,040	1,059
5% 5/1/33	1,405	1,430
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,950	2,591
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	6,994
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	843
5% 7/1/26	830	855
5% 7/1/27	660	689
Series 2017 B:
5% 7/1/26 (d)	2,485	2,518
5% 7/1/27 (d)	2,070	2,113
5% 7/1/28 (d)	2,485	2,537
5% 7/1/29 (d)	1,860	1,898
5% 7/1/32 (d)	2,485	2,528
5% 7/1/33 (d)	1,865	1,897
5% 7/1/34 (d)	3,310	3,364
5% 7/1/37 (d)	3,725	3,742
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,037
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,355
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	7,777
5% 9/1/27	8,020	8,194
5% 9/1/28	6,705	6,856
Series 2016 F:
5% 9/1/28	11,600	11,861
5% 9/1/29	7,540	7,722
Series 2018 A:
5% 9/1/36	1,575	1,612
5% 9/1/37	910	926
5% 9/1/38	1,450	1,471
Series 2018 B, 5% 9/1/43	2,115	2,135
Series 2019 A:
4% 9/1/35	5,215	4,910
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	2,480	2,614
5% 9/1/34	7,225	7,493
Series 2019 C, 5% 9/1/33	2,540	2,678
Series F:
5% 9/1/30	5,625	5,742
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	21
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2018 A:
5% 10/1/35	4,190	4,370
5% 10/1/36	6,210	6,437
5% 10/1/48	6,000	6,044
Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	4,210	4,459
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,399
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	793
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,067
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,274
5% 8/1/48	5,335	4,772
TOTAL PENNSYLVANIA		351,326
Puerto Rico - 1.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (e)	3,435	3,360
Series 2021 B:
4% 7/1/42 (e)	1,085	902
5% 7/1/33 (e)	1,580	1,564
5% 7/1/37 (e)	6,625	6,360
Series 2022 A, 4% 7/1/42 (e)	5,545	4,608
Puerto Rico Commonwealth Hwys & Tra Series 2022 B, 0% 7/1/32	5,160	3,328
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	16,679	9,830
4% 7/1/33	11,631	10,425
4% 7/1/35	4,213	3,661
5.625% 7/1/27	1,360	1,396
5.625% 7/1/29	3,903	4,033
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/31	9,290	6,581
4.55% 7/1/40	2,000	1,840
Series 2019 A2, 4.329% 7/1/40	15,855	14,201
TOTAL PUERTO RICO		72,089
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	611
5% 9/1/36	5,810	5,127
Series 2016, 5% 5/15/39	5,215	4,940
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	920	901
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2021 A, 5% 12/1/28 (d)	1,480	1,522
Series 2023 A, 5% 12/1/31 (d)	4,830	4,993
Series A:
3.5% 12/1/34 (d)	1,200	1,148
5% 12/1/25 (d)	1,000	1,011
TOTAL RHODE ISLAND		20,253
South Carolina - 1.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,103
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,308
5% 12/1/28	4,690	4,747
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,545	1,502
Series 2023 B, 6% 1/1/54	1,550	1,639
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,031
5% 7/1/33	4,200	4,290
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	922
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,526
5% 12/1/38	250	250
Series 2016 B:
5% 12/1/31	910	925
5% 12/1/41	12,515	12,262
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	13,145
4% 4/15/48	10,815	8,690
5% 4/15/48	10,595	10,032
TOTAL SOUTH CAROLINA		66,372
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	561
Series 2017:
5% 7/1/26	250	256
5% 7/1/28	250	261
5% 7/1/29	470	490
Series 2020 A, 3% 9/1/45	3,355	2,350
TOTAL SOUTH DAKOTA		3,918
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	1,835
5% 8/1/31	1,000	1,030
5% 8/1/33	1,250	1,289
Series 2019 A2, 5% 8/1/35	765	784
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,743
Series 2019 B, 5% 7/1/54 (d)	9,580	9,378
Tennessee Hsg. Dev. Agcy.:
Series 2015 A, 3.5% 7/1/45	1,235	1,209
Series 2022 2, 5% 1/1/53	4,750	4,763
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	415	309
2.8% 7/1/44	505	354
Series 2019 4, 2.9% 7/1/39	300	234
TOTAL TENNESSEE		22,928
Texas - 4.7%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	830
5% 11/15/27 (d)	1,035	1,034
5% 11/15/28 (d)	1,240	1,239
5% 11/15/39 (d)	2,725	2,719
Series 2017 B:
5% 11/15/28 (d)	830	845
5% 11/15/30 (d)	1,275	1,294
5% 11/15/32 (d)	1,005	1,020
5% 11/15/35 (d)	1,035	1,046
5% 11/15/36 (d)	1,385	1,394
5% 11/15/37 (d)	1,165	1,168
5% 11/15/41 (d)	4,725	4,712
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/34	1,380	995
1.875% 9/1/35	700	495
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	1,150	881
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,091
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	402
Collin County Series 2022, 4% 2/15/39	1,800	1,663
Coppell Tex Series 2020, 1.375% 2/1/34	1,395	973
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	991
4% 10/1/39	5,000	4,666
4% 10/1/40	2,000	1,853
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,726
Series 2020 C, 4% 10/1/49	3,100	2,605
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,136
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,304
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,416
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	997
Series 2018 C:
5% 7/1/29 (d)	1,655	1,698
5% 7/1/30 (d)	1,765	1,803
5% 7/1/31 (d)	1,240	1,267
5% 7/1/32 (d)	1,450	1,481
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	3,835	3,967
5% 3/1/32	1,635	1,692
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,149
5% 11/15/34	2,500	2,679
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	397
5% 10/15/30	1,570	1,591
5% 10/15/32	830	839
5% 10/15/36	545	546
5% 10/15/37	930	923
5% 10/15/38	1,325	1,302
5% 10/15/44	1,310	1,192
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	836
5% 11/1/27 (d)	1,780	1,793
5% 11/1/28 (d)	2,755	2,775
5% 11/1/29 (d)	1,655	1,667
5% 11/1/32 (d)	3,055	3,066
Series 2017:
5% 11/1/24 (d)	830	834
5% 11/1/25 (d)	830	837
5% 11/1/26 (d)	830	843
5% 11/1/27 (d)	830	844
5% 11/1/28 (d)	1,450	1,476
5% 11/1/29 (d)	1,035	1,052
5% 11/1/30 (d)	830	842
5% 11/1/31 (d)	1,840	1,867
5% 11/1/32 (d)	2,135	2,166
5% 11/1/33 (d)	830	842
5% 11/1/34 (d)	830	841
5% 11/1/36 (d)	830	835
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	1,850
5% 5/15/30	4,140	4,201
Mansfield Tex Series 2020, 2.25% 2/15/35	1,385	1,083
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	651
5% 8/15/29	1,655	1,720
5% 8/15/47	1,890	1,854
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	606
5% 4/1/30	2,825	2,884
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	845
5% 1/1/33	975	1,000
5% 1/1/34	1,240	1,272
5% 1/1/34	2,485	2,722
5% 1/1/35	1,820	1,864
5% 1/1/36	4,965	5,070
5% 1/1/37	6,625	6,739
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	350	355
5% 1/1/31	495	501
Series 2015 A, 5% 1/1/32	2,775	2,793
Series 2016 A, 5% 1/1/36	1,035	1,049
Series 2017 A, 5% 1/1/38	300	300
Prosper Independent School District Series 2021 A, 3% 2/15/39	3,000	2,365
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	390
5% 10/1/30	580	601
5% 10/1/31	520	538
5% 10/1/39	1,030	1,051
5% 10/1/40	830	846
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 4% 2/15/35	4,140	3,953
Series 2018 B, 5% 7/1/43	1,500	1,510
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,339	3,621
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	6,460	6,813
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	3,250	3,156
Series A, 3.5% 3/1/51	3,035	2,895
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (d)	12,420	12,440
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,664
5% 3/15/31	2,690	2,777
Texas Wtr. Dev. Board Rev.:
Series 2020, 3% 8/1/39	1,165	931
Series 2021, 2.5% 10/15/39	3,000	2,138
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	3,310	3,358
5% 2/15/34	4,140	4,196
5% 2/15/36	2,485	2,514
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,801
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	1,985
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,734
Waco Gen. Oblig. Series 2020:
2% 2/1/34	3,395	2,636
2.375% 2/1/38	1,035	746
Waller Independent School District Series 2020, 3% 2/15/39	1,850	1,464
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	3,876
TOTAL TEXAS		204,795
Utah - 1.4%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	1,655	1,671
5% 7/1/27 (d)	3,500	3,573
5% 7/1/29 (d)	3,090	3,155
5% 7/1/30 (d)	2,275	2,319
5% 7/1/31 (d)	4,345	4,428
5% 7/1/33 (d)	3,310	3,373
5% 7/1/35 (d)	3,310	3,361
5% 7/1/36 (d)	4,470	4,519
5% 7/1/37 (d)	3,520	3,542
Series 2018 A:
5% 7/1/31 (d)	2,000	2,047
5% 7/1/32 (d)	4,310	4,412
5% 7/1/33 (d)	1,420	1,453
5.25% 7/1/48 (d)	5,655	5,692
Series 2023 A, 5.25% 7/1/41 (d)	2,000	2,080
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	5,593
5% 5/15/50	9,000	9,016
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.25% 6/15/34	1,230	971
TOTAL UTAH		61,205
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,347
5% 10/15/46	4,720	3,975
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	18,820
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,450
TOTAL VERMONT		27,592
Virginia - 0.5%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	3,866
5% 6/15/30	1,035	1,038
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	3,000	1,906
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	481
Series 2016:
4% 6/15/37	595	524
5% 6/15/27	1,240	1,265
5% 6/15/30	540	549
5% 6/15/33	350	355
5% 6/15/34	665	675
5% 6/15/35	1,820	1,843
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	758
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,427
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,102
5% 1/1/34	1,240	1,257
5% 1/1/35	1,240	1,257
5% 1/1/44	830	808
TOTAL VIRGINIA		23,111
Washington - 2.9%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	2,933
5% 10/1/30 (d)	1,655	1,671
Series 2019 A, 4% 4/1/44 (d)	2,525	2,173
Washington Convention Ctr. Pub. Facilities:
Series 2021 B, 3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	8,062
Series 2021, 4% 7/1/31	17,595	16,189
Washington Gen. Oblig.:
Series 2020 A, 5% 8/1/33	1,260	1,349
Series 2021 A, 5% 8/1/43	2,300	2,378
Series 2021 C, 5% 2/1/44	270	280
Series 2022 A, 5% 8/1/37	33,745	36,040
Series 2022 C, 4% 7/1/35	4,200	4,202
Series 2022 D:
4% 7/1/35	1,800	1,801
4% 7/1/36	5,735	5,639
4% 7/1/37	4,000	3,873
Series R-2017 A, 5% 8/1/30	1,685	1,742
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	674
5% 7/1/27	1,285	1,283
5% 7/1/28	1,570	1,521
5% 7/1/29	615	591
5% 7/1/30	735	703
5% 7/1/31	1,120	1,066
5% 7/1/32	1,655	1,568
5% 7/1/33	2,345	2,213
5% 7/1/34	540	507
5% 7/1/42	4,685	4,146
Series 2019 A1, 5% 8/1/38	1,000	1,007
Series 2019 A2, 5% 8/1/33	2,000	2,062
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	4,975	3,276
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,795
5% 10/1/28	1,825	1,854
5% 10/1/35	1,880	1,890
5% 10/1/36	2,845	2,849
5% 10/1/40	2,795	2,695
Series 2019, 4% 10/1/49	3,515	2,703
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100	92
5% 7/1/33 (e)	125	115
5% 7/1/38 (e)	100	86
5% 7/1/48 (e)	400	312
TOTAL WASHINGTON		123,340
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,347
5% 1/1/32	1,120	1,110
TOTAL WEST VIRGINIA		2,457
Wisconsin - 1.4%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,232
5% 1/1/40	540	534
Howard Suamico Scd Series 2021, 2% 3/1/38	1,780	1,202
Kohler Wis School District Series 2021, 2% 3/1/39	1,230	811
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 5% 6/1/29	820	839
Series 2019 A, 5% 10/1/44	7,550	7,364
Series 2020 A, 3% 6/1/45	9,350	6,391
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	700	692
5% 5/15/28 (e)	1,095	1,061
5.25% 5/15/37 (e)	335	314
5.25% 5/15/42 (e)	415	373
5.25% 5/15/47 (e)	410	359
5.25% 5/15/52 (e)	775	659
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	735	618
5% 10/1/48 (e)	930	752
5% 10/1/53 (e)	2,330	1,838
Roseman Univ. of Health:
Series 2020:
5% 4/1/40 (e)	720	667
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	30	32
5% 4/1/50 (e)	520	450
Series 2021 A:
3% 7/1/50	2,640	1,744
4.5% 6/1/56 (e)	14,095	9,465
Series 2021 B, 6.5% 6/1/56 (e)	4,700	3,507
Westosha Cent High School District Series 2021:
1.625% 3/1/32	1,010	770
2% 3/1/35	1,000	746
2% 3/1/36	1,000	721
Wisconsin Health & Edl. Facilities:
Series 2014, 4% 5/1/33	2,920	2,771
Series 2016 A:
5% 2/15/28	1,965	1,982
5% 2/15/29	2,550	2,571
5% 2/15/30	2,805	2,824
Series 2017 A:
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	868
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,490
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,647
Series 2019 A, 5% 11/1/46	540	406
Series 2019 B1, 2.825% 11/1/28	1,435	1,249
Series 2019 B2, 2.55% 11/1/27	125	116
Wisconsin Rapids School District Series 2021:
1.7% 4/1/32	1,600	1,224
2% 4/1/38	2,100	1,374
TOTAL WISCONSIN		61,663
TOTAL MUNICIPAL BONDS (Cost $4,605,043)		4,237,262

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.42% (i)(j) (Cost $40,098)	40,106,300	40,118

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $4,645,141)	4,277,380
NET OTHER ASSETS (LIABILITIES) - 1.0%	42,057
NET ASSETS - 100.0%	4,319,437

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,029,000 or 1.7% of net assets.

(f)	Level 3 security
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.42%	111,110	327,216	398,208	3,862	-	-	40,118	1.7%
Total	111,110	327,216	398,208	3,862	-	-	40,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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